Convertible Note (Details) - USD ($)						12 Months Ended
	Aug. 09, 2021	Apr. 09, 2021	Apr. 09, 2021	Jan. 08, 2021	Jan. 08, 2021	Dec. 31, 2021	Dec. 31, 2020
Convertible Note (Details) [Line Items]
Aggregate principal amount				$ 1,650,000	$ 1,650,000	$ 4,000,000
Ordinary shares, par value (in Dollars per share)			$ 0.00166667	$ 0.00166667
Gross proceeds			$ 6,790,000		$ 1,500,000
Interest rate				9.00%	9.00%
Original issue discount					$ 150,000
Uptowns fees					$ 20,000
Outstanding balance elected for pre payment percentage					120.00%
Principal amount	$ 2,000,000	$ 4,000,000	$ 7,000,000
Purchase ordinary shares (in Shares)			571,429
Convertible note, description		Pursuant to the Closing Statement, the Company and YA agreed that, among other thing, (i) the Principal shall be increased to US$8,000,000; (ii) the principal amount of the second Note (the “Second Note”) is reduced from $3,000,000 to $2,000,000; (iii) the number of ordinary shares to be issued pursuant to the Warrant shall be increased from 571,429 to 653,061; and (iv) promptly after the Securities and Exchange Commission (the “SEC”) declares effective a registration statement to be filed by the Company pursuant to a registration rights agreement (the “Registration Rights Agreement”), YA agrees to purchase the third Note (the “Third Note”) in the principal amount of $2,000,000, which shall have identical terms as those of the Second Note.	The Notes have a conversion price of the lower of (i) US$3.675 per ordinary shares (the “Fixed Conversion Price”), or (ii) 90% of the lowest daily VWAP (Volume-Weighted Average Price) during the 10 consecutive trading days immediately preceding the conversion date or other date of determination, but not lower than the floor price of US$1.50 per ordinary share. The principal will become due and payable 12 months from the date of closing (the “Maturity Date”) and bears an annual interest rate of 6% unless earlier converted or redeemed by the Company. At any time before the Maturity Date, YA may convert the Notes at its option into ordinary shares at the conversion price.On August 7, 2021, the Company entered into an amendment (the “Closing Statement”) to the securities purchase agreement initially entered into with YA on April 9, 2021 (the “Purchase Agreement”). Pursuant to the Purchase Agreement, YA agreed to purchase convertible notes (the “Notes”) in the aggregate principal amount of US$7,000,000 (the “Principal”), which shall be convertible into the Company’s ordinary shares par value $0.00166667 per share, and a warrant (the “Warrant”) to purchase 571,429 Ordinary Shares (the “Offering”), for gross proceeds of approximately US$6,790,000.
Ordinary shares, par value (in Dollars per share)						$ 0.00166667	$ 0.00166667
Conversion note amount						$ 4,445,433
Issued an aggregate of restricted ordinary shares (in Shares)						3,054,591
Fair value of convertible loan						$ 1,508,229	$ 15,258,333
Interest expense recognized for these convertible loans						226,775
First Closing [Member]
Convertible Note (Details) [Line Items]
Principal amount						4,000,000
Second Closing [Member]
Convertible Note (Details) [Line Items]
Principal amount						$ 2,000,000
Convertible Note [Member]
Convertible Note (Details) [Line Items]
Aggregate restricted share (in Shares)						1,676,437
Ordinary shares, par value (in Dollars per share)						$ 0.00166667
Conversion of Convertible Note [Member]
Convertible Note (Details) [Line Items]
Conversion note amount						$ 1,897,739